Income Tax Expense(Table)	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income Abstract [Abstract]
Schedule Of Components Of Income Tax Expense Benefit Table Text Block [Text Block]

Income tax expense for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Tax payable
Current tax expense	￦	607,175	￦	700,597	￦	1,096,600
Adjustments recognized in the period for current tax of prior years		27,217		(39,445)		22,925

Sub-total		634,392		661,152		1,119,525

Changes in deferred income tax assets (liabilities)[1]		(201,012)		212,195		114,345

Income tax recognized directly in equity
Remeasurements of net defined benefit liabilities		(4,093)		(7,240)		52,377
Exchange difference in foreign operation		(11,338)		25,674		(13,087)
Change in value of available-for-sale financial assets		20,754		(84,781)		—
Change in value of held-to-maturity financial assets		(1,186)		(3,789)		—
Gains (losses) on financial assets at fair value through other comprehensive income		—		—		(33,329)
Shares of other comprehensive income of associates and joint ventures		116		20,975		1,374
Cash flow hedges		(1,423)		(4,368)		400
Hedges of a net investment in a foreign operation		2,265		(8,186)		10,292
OCI related with assets held for sale		—		(21,498)		—
OCI related with separate account assets		—		4,829		(10,864)
Fair value changes on financial liabilities designated at fair value due to own credit risk		—		—		(563)
Net gains on overlay adjustment		—		—		(884)

Sub-total		5,095		(78,384)		5,716

Others		—		—		—

Tax expense	￦	438,475	￦	794,963	￦	1,239,586

[1]

The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for ￦200 million and below is 11%, for ￦200 million to ￦20 billion is 22%, for ￦20 billion to ￦300 billion is 24.2% and for over ￦300 billion is 27.5%.

Schedule Of Effective Income Tax Rate Reconciliation Table Text Block [Text Block]

An analysis of the net profit before income tax and income tax expense for the years ended December 31, 2016, 2017 and 2018, follows:

	2016			2017			2018
	Tax rate	Amount		Tax rate	Amount		Tax rate	Amount
	(%)	(In millions of Korean won)		(%)	(In millions of Korean won)		(%)	(In millions of Korean won)
Net profit before income tax		￦	2,628,655		￦	4,138,424		￦	4,301,532

Tax at the applicable tax rate[1]	24.18		635,673	24.19		1,001,037	27.26		1,172,559
Non-taxable income	(7.15)		(188,062)	(5.02)		(207,777)	(0.28)		(11,888)
Non-deductible expense	0.64		16,711	0.26		10,706	0.64		27,551
Tax credit and tax exemption	(0.04)		(1,079)	(0.04)		(1,658)	(0.01)		(637)
Temporary difference for which no deferred tax is recognized	0.10		2,749	(0.16)		(6,484)	0.29		12,260
Deferred tax relating to changes in recognition and measurement	(0.03)		(828)	(0.12)		(4,894)	(0.06)		(2,692)
Income tax refund for tax of prior years	(0.48)		(12,612)	(0.12)		(4,854)	(0.19)		(8,135)
Income tax expense of overseas branch	0.13		3,447	0.04		1,549	0.09		3,882
Effects from change in tax rate	(0.03)		(739)	0.42		17,367	(0.03)		(1,470)
Others	(0.64)		(16,785)	(0.24)		(10,029)	1.12		48,156

Average effective tax rate and tax expense	16.68	￦	438,475	19.21	￦	794,963	28.82	￦	1,239,586

[1]

Applicable income tax rate for ￦200 million and below is 11%, for ￦200 million to ￦20 billion is 22%, for ￦20 billion to 300 billion is 24.2% and for over 300 billion is 27.5% as of December 31, 2018 and for ￦200 million and below is 11%, for ￦200 million to ￦20 billion is 22% and for over ￦20 billion is 24.2% as of December 31, 2017 and 2016.